Capital and reserves - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	May 31, 2023	Jul. 31, 2024	Dec. 31, 2023
Capital and reserves
Dividend declared or paid by the company	¥ 0
Ordinary shares
Capital and reserves
Number of shares authorised		5,000,000,000	4,357,600,932
Series Seed-1 Preferred Shares
Capital and reserves
Number of shares authorised			65,403,460